Average Annual Total Returns - Class S - Thrivent High Yield Fund	Class S 1 Year	Class S 5 Years	Class S 10 Years	Class S (after taxes on distributions) 1 Year	Class S (after taxes on distributions) 5 Years	Class S (after taxes on distributions) 10 Years	Class S (after taxes on distributions and redemptions) 1 Year	Class S (after taxes on distributions and redemptions) 5 Years	Class S (after taxes on distributions and redemptions) 10 Years	Bloomberg Barclays U.S. Corporate High Yield Bond Index(reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Corporate High Yield Bond Index(reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Corporate High Yield Bond Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	3.17%	6.61%	5.87%	1.00%	4.20%	3.34%	1.79%	4.01%	3.41%	7.11%	8.59%	6.80%